Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Class G Common Stock	$ 60,712	$ 61,514		$ 0
Long-term portion of acquisition liabilities	30,670	33,301	[1]	6,076	[1]
Long-term portion of operating lease liabilities	24,180	0
Other	13,575	17,308		16,128
Other long-term liabilities	$ 129,137	$ 112,123		$ 22,204

[1]	The long-term portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due after one year.